Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset)
Beginning balance	€ 2,091
Defined benefit obligations as of January 1,	11,456
Ending Balance	197	€ 2,091
Defined benefit obligation as of December 31,	10,412	11,456
Changes in fair value measurement, assets [abstract]
Fair value of plan assets as of January 1,	9,365
Fair value of plan assets as of December 31,	10,215	9,365
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Defined benefit obligations as of January 1,	11,456	11,860
Interest expense on defined benefit obligation	44	17
Current service cost	726	799
Contributions by plan participants	369	287
Benefits (paid) / deposited	56	(483)
Past service cost		(782)
Administration cost (excl. cost for managing plan assets)	6	5
Actuarial (gain) loss on defined benefit obligation	(2,855)	(604)
Exchange rate gain (loss)	610	357
Defined benefit obligation as of December 31,	10,412	11,456
Changes in fair value measurement, assets [abstract]
Interest expense on defined benefit obligation	44	17
Contributions by plan participants	369	287
Benefits (paid) / deposited	56	(483)
Exchange rate gain (loss)	610	357
Plan assets
Disclosure of net defined benefit liability (asset)
Interest expense on defined benefit obligation	31	11
Contributions by the employer	452	360
Contributions by plan participants	369	287
Benefits (paid) / deposited	(53)	(483)
Exchange rate gain (loss)	522	322
Others	204
Return on plan assets excl. interest income	(596)	796
Adjustment to asset ceiling	(79)
Changes in fair value measurement, assets [abstract]
Fair value of plan assets as of January 1,	9,365	8,072
Interest expense on defined benefit obligation	31	11
Contributions by the employer	452	360
Contributions by plan participants	369	287
Benefits (paid) / deposited	(53)	(483)
Others	204
Return on plan assets excl. interest income	(596)	796
Exchange rate gain (loss)	522	322
Adjustment to asset ceiling	(79)
Fair value of plan assets as of December 31,	€ 10,215	€ 9,365